LONG-TERM OPERATING COMMITMENTS (Tables)	12 Months Ended
Dec. 31, 2025
LONG-TERM OPERATING COMMITMENTS
Summary of long-term commitments, related mainly to contracts for the purchase of electricity and fuel
The Company’s long‑term commitments, primarily related to electricity purchase and sale agreements, are as follows:

Commitments	2027	2028	2029	2030	2031	After 2031
Regulated Prescription	6,454,175	6,272,258	6,255,744	6,255,744	6,255,788	62,433,076
Energy purchase	2,805,169	2,236,200	1,861,602	1,804,670	1,464,963	8,033,391